Financial Risk Management (Details) - Currency risks - Foreign currency forward contracts € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Financial instruments
Gains and losses from the fair value accounting related to foreign currency derivatives | €	€ (8,926)	€ 8,360	€ 9,424
Cash flows economically hedged, amount				$ 114,600	$ 233,000	$ 394,039
EUR
Financial instruments
Cash flows economically hedged, amount				84,000	173,000	349,639
GBP
Financial instruments
Cash flows economically hedged, amount	€ 0	€ 3,900	€ 8,400	$ 30,600	$ 60,000	$ 44,400